Investments carried under the equity method (Details) $ in Thousands				9 Months Ended
		Aug. 02, 2019 USD ($) MW	May 24, 2019 USD ($) MW	Sep. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)
Investments in associates [Abstract]
Investment under the equity method				$ 116,746	$ 139,925
Amherst Island [Member]
Investments in associates [Abstract]
Investment under the equity method			$ 4,900
Gross capacity | MW			75
Monterrey [Member]
Investments in associates [Abstract]
Investment under the equity method		$ 17,000
Gross capacity | MW		142
Total investment		$ 42,000
Percentage interest acquired		30.00%
Geida Tlemcen, S.L. [Member]
Investments in associates [Abstract]
Ownership interest				50.00%
Windlectric Inc. [Member]
Investments in associates [Abstract]
Ownership interest				100.00%
Arroyo Netherlands II B.V [Member]
Investments in associates [Abstract]
Ownership interest				30.00%
Ownership interest				100.00%
Algonquin [Member] | Amherst Island [Member]
Investments in associates [Abstract]
Investment under the equity method			$ 92,300
Non-controlling interests			92,300
AYES Canada [Member] | Amherst Island [Member]
Investments in associates [Abstract]
Investment under the equity method			$ 97,200
Evacuacion Valdecaballeros, S.L. [Member]
Investments in associates [Abstract]
Investment under the equity method				$ 947	2,348
Myah Bahr Honaine, S.P.A. [Member]
Investments in associates [Abstract]
Investment under the equity method	[1]			37,064	45,222
Pectonex, R.F. Proprietary Limited [Member]
Investments in associates [Abstract]
Investment under the equity method				1,547	1,391
ABY Infraestructuras, S.L. [Member]
Investments in associates [Abstract]
Investment under the equity method				21	11
Ca Ku A1, S.A.P.I de CV (PTS) [Member]
Investments in associates [Abstract]
Investment under the equity method				0	0
Evacuacion Villanueva del Rey, S.L [Member]
Investments in associates [Abstract]
Investment under the equity method				0	0
Windlectric Inc. [Member]
Investments in associates [Abstract]
Investment under the equity method	[2]			60,614	73,693
Pemcorp SAPI de CV [Member]
Investments in associates [Abstract]
Investment under the equity method	[3]			16,379	17,179
Other Renewable Energy Joint Ventures [Member]
Investments in associates [Abstract]
Investment under the equity method	[4]			$ 174	$ 81

[1]	Myah Bahr Honaine, S.P.A., the project entity, is 51% owned by Geida Tlemcen, S.L. which is accounted for using the equity method in these consolidated condensed interim financial statements. Geida Tlemcen, S.L. is 50% owned by Atlantica.
[2]	Windlectric Inc., the project entity, is owned 100% by Amherst Island Partnership which is accounted for under the equity method.
[3]	Pemcorp SAPI de CV, Monterrey's project entity, is 100% owned by Arroyo Netherlands II B.V. which is accounted for under the equity method in these consolidated condensed interim financial statements. Arroyo Netherlands II B.V. is 30% owned by Atlantica.
[4]	Other renewable energy joint ventures correspond to investments made in the following entities located in Colombia: AC Renovables Sol 1 SAS Esp, PA Renovables Sol 1 SAS Esp, SJ Renovables Sun 1 SAS Esp and SJ Renovables Wind 1 SAS Esp.